Shareholder Fees {- Strategic Advisers Alternatives Fund}	Jul. 25, 2022 USD ($)
NF_05.31 Strategic Advisers Alternatives Fund Pro-02 | Strategic Advisers Alternatives Fund
Shareholder Fees:
(fees paid directly from your investment)	none